RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Disclosure of receivables and prepaid expenses [Table Text Block]
Receivables and Prepaid Expenses As at	December 31, 2022	December 31, 2021
Receivables	$98,138	$37,202
Prepaid expenses	976,232	684,354
Total Receivables and Prepaid Expenses	$1,074,370	$721,556

Disclosure of long-term deposits [Table Text Block]
Long-Term Deposits As at	December 31, 2022	December 31, 2021
Long-term security deposits*	$37,228	$33,294
Total Long-Term Deposits	$37,228	$33,294

*Long-term security deposits include security deposit for Boise office lease, equipment rental and the campground lease.

Disclosure of loan receivable [Table Text Block]
Loan receivable
Balance, December 31, 2020	$140,000
Loan receivable - addition	35,000
Principal payments	(7,562)
Balance, December 31, 2021	$167,438
Principal payments	(167,438)
Balance, December 31, 2022	$-

	December 31, 2022	December 31, 2021
Loan receivable - current portion	$-	$47,830
Loan receivable - non-current portion	-	119,608
Total Loan Receivable	$-	$167,438